Xtrackers S&P 100 Ex Top 20 ETF Investment Strategy - Xtrackers S&P 100 Ex Top 20 ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index (the “Underlying Index”). The Underlying Index is designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization. The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider”).Underlying Index – Eligible Universe / Constituent SelectionThe Underlying Index is a subset of the S&P 100 Index, which, in turn, is a subset of the S&P 500 Index. The S&P 500 Index measures the performance of the large-cap segment of the U.S. market. The S&P 100 Index measures the performance of 100 companies selected from the S&P 500 Index by the Index Provider. When determining the constituents of the S&P 100 Index, the Index Provider generally selects the largest companies in the S&P 500 Index that have listed options. When selecting S&P 100 Index constituents, the Index Provider also considers sector balance as measured by a comparison of each sector’s weight in the S&P 100 Index with its weight in the S&P Total Market Index, in the relevant market capitalization range. The end result is a capitalization-weighted index consisting of large-cap, blue chip stocks from a diverse range of industries. To determine the constituents of the Underlying Index, the Index Provider eliminates the 20 largest companies in the S&P 100 Index as measured by float-adjusted market capitalization (i.e., the market value of a company’s shares that are available for trading by the general public). The remaining 80 constituents of the S&P 100 Index form the Underlying Index.Underlying Index –Weighting of Constituent SecuritiesAt the Underlying Index’s annual reconstitution in June and at each quarterly reweighting in March, June, September and December, constituent companies are weighted by their float-adjusted market capitalization and then capped such that (i) the weight of any single issuer does not exceed 22.5% of the Underlying Index; and (ii) the aggregate weight of issuers with individual weights exceeding 4.5% does not exceed 48% of the Underlying Index. Between quarterly rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions or other events that change the Underlying Index’s composition.Underlying Index – MaintenanceThe Underlying Index is reconstituted annually, after the close of the third Friday in June, using a reference date of the last business day of May. Constituents that are dropped from the S&P 100 Index are concurrently dropped from the Underlying Index and are not replaced until the next annual reconstitution. At each annual reconstitution, the 20 largest companies in the S&P 100 Index by float-adjusted market capitalization are eliminated.The Underlying Index reweights quarterly after the close of the third Friday of March, June, September and December. The reweighting reference date is the Wednesday prior to the second Friday of March, June, September, and December. At each reweighting, constituent companies of the Underlying Index are weighted by their float-adjusted market capitalization and then capped according to the above-described process.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.The fund is currently classified as “diversified” under the Investment Company Act of 1940 (“1940 Act”). However, the fund may become “non-diversified” under the 1940 Act solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.As of October 31, 2025, the Underlying Index consisted of 79 securities, with an average market capitalization of approximately $178.72 billion and a minimum market capitalization of approximately $42.13 billion. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology, health care and financials sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.As more fully described under “Underlying Index – Maintenance,” the Underlying Index reconstitutes annually after the close of the third Friday in June and reweights quarterly after the close of the third Friday of March, June, September and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and reweighting schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled adjustments will also result in corresponding changes to the fund’s portfolio.Xtrackers ETFs are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, Standard & Poor’s Financial Services LLC, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 100 Ex-Top 20 Index.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.